Trade Notes and Accounts Receivable, Net - Summary of Trade Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 26,408	$ 883	$ 30,076
Less: Loss allowance	(2,360)		(2,602)
Gross carrying amount [Member]
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 28,768		$ 32,678